UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21987

(Investment Company Act file number)

ALPS Variable Investment Trust

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices)(Zip code)

Brendan Hamill

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 - June 30, 2026

Item 1. Reports to Stockholders.

(a)

Morningstar Conservative ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - Class I - NAV	7.60%	2.73%	3.60%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Conservative Blended Benchmark-1 (20% Equity)(a)	7.20%	2.40%	3.97%
Blended Secondary Benchmark(b)	7.40%	3.02%	4.44%
(a)	The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$30,670,333
Number of Portfolio Holdings	22
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$53,697

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

SAR-C000043416-063026

Morningstar Conservative ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
CETFX	Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.78%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation Portfolio - Class II - NAV	7.31%	2.47%	3.35%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Conservative Blended Benchmark-1 (20% Equity)(a)	7.20%	2.40%	3.97%
Blended Secondary Benchmark(b)	7.40%	3.02%	4.44%
(a)	The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$30,670,333
Number of Portfolio Holdings	22
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$53,697

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

SAR-CETFX-063026

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.53%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I - NAV	12.06%	4.81%	5.82%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Income & Growth Blended Benchmark-1 (40% Equity)(a)	11.32%	4.55%	6.39%
Blended Secondary Benchmark(b)	11.05%	5.63%	7.23%
(a)	The Income & Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Income & Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$53,431,877
Number of Portfolio Holdings	22
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$108,781

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

SAR-C000043421-063026

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
IETFX	Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.78%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II - NAV	11.77%	4.54%	5.56%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Income & Growth Blended Benchmark-1 (40% Equity)(a)	11.32%	4.55%	6.39%
Blended Secondary Benchmark(b)	11.05%	5.63%	7.23%
(a)	The Income & Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Income & Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$53,431,877
Number of Portfolio Holdings	22
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$108,781

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

SAR-IETFX-063026

Morningstar Balanced ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.51%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class I - NAV	16.59%	6.83%	7.85%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Balanced Blended Benchmark-1 (60% Equity)(a)	15.53%	6.75%	8.81%
Blended Secondary Benchmark(b)	14.76%	8.18%	10.00%
(a)	The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$182,696,192
Number of Portfolio Holdings	19
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$389,975

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

SAR-C000043414-063026

Morningstar Balanced ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
BETFX	Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.76%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation Portfolio - Class II - NAV	16.38%	6.56%	7.58%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Bloomberg US Aggregate Bond Index*	3.79%	0.08%	1.54%
Balanced Blended Benchmark-1 (60% Equity)(a)	15.53%	6.75%	8.81%
Blended Secondary Benchmark(b)	14.76%	8.18%	10.00%
(a)	The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$182,696,192
Number of Portfolio Holdings	19
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$389,975

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

SAR-BETFX-063026

Morningstar Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.50%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class I - NAV	21.50%	8.95%	9.96%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Growth Blended Benchmark-1 (80% Equity)(a)	19.81%	9.05%	11.22%
Blended Secondary Benchmark(b)	18.52%	10.76%	12.76%
(a)	The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$322,342,208
Number of Portfolio Holdings	14
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$688,654

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

SAR-C000043418-063026

Morningstar Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
GETFX	Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$39	0.75%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation Portfolio - Class II - NAV	21.24%	8.69%	9.68%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Growth Blended Benchmark-1 (80% Equity)(a)	19.81%	9.05%	11.22%
Blended Secondary Benchmark(b)	18.52%	10.76%	12.76%
(a)	The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$322,342,208
Number of Portfolio Holdings	14
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$688,654

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

SAR-GETFX-063026

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$26	0.50%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I - NAV	25.18%	10.56%	11.49%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Aggressive Growth Blended Benchmark-1 (95% Equity)(a)	23.12%	10.83%	13.06%
Blended Secondary Benchmark(b)	21.37%	12.75%	14.82%
(a)	The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$262,854,460
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$548,833

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

SAR-C000043412-063026

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
AGTFX	Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$40	0.75%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II - NAV	24.90%	10.30%	11.21%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Aggressive Growth Blended Benchmark-1 (95% Equity)(a)	23.12%	10.83%	13.06%
Blended Secondary Benchmark(b)	21.37%	12.75%	14.82%
(a)	The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$262,854,460
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$548,833

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

SAR-AGTFX-063026

ALPS | Alerian Energy Infrastructure Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$53	0.95%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class I - NAV	22.75%	19.14%	10.90%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Alerian Midstream Energy Select Index	24.49%	20.88%	12.47%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$146,349,490
Number of Portfolio Holdings	28
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$513,585

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.27%
Energy Transfer LP	7.83%
Enterprise Products Partners LP	7.06%
The Williams Cos., Inc.	6.33%
DT Midstream, Inc.	5.28%
Kinder Morgan, Inc.	5.15%
Targa Resources Corp.	5.02%
Plains GP Holdings LP	4.91%
Cheniere Energy, Inc.	4.90%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	59.64%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

SAR-C000125262-063026

ALPS | Alerian Energy Infrastructure Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
ALEFX	Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$72	1.30%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio - Class III - NAV	22.37%	18.70%	10.50%
Bloomberg US 1000 Index*	22.43%	12.59%	15.29%
Alerian Midstream Energy Select Index	24.49%	20.88%	12.47%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$146,349,490
Number of Portfolio Holdings	28
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$513,585

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.27%
Energy Transfer LP	7.83%
Enterprise Products Partners LP	7.06%
The Williams Cos., Inc.	6.33%
DT Midstream, Inc.	5.28%
Kinder Morgan, Inc.	5.15%
Targa Resources Corp.	5.02%
Plains GP Holdings LP	4.91%
Cheniere Energy, Inc.	4.90%
ONEOK, Inc.	4.89%
Total % of Top 10 Holdings	59.64%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

SAR-ALEFX-063026

ALPS Global Opportunity Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$52	1.10%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class I - NAV	-11.91%	1.72%	8.70%
Morningstar Developed Markets Index*	21.77%	10.95%	12.77%
Red Rocks Global Listed Private Equity Index	-13.62%	0.53%	8.72%
Morningstar Global Markets Mid Cap Index	21.91%	7.86%	10.71%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$17,968,864
Number of Portfolio Holdings	52
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$42,833

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	4.39%
Berkshire Hathaway, Inc.	4.36%
KKR & Co., Inc.	4.34%
Brederode SA	4.06%
Ares Management LP	3.93%
Blackstone, Inc.	3.91%
HgCapital Trust PLC	3.90%
Apollo Global Management, Inc.	3.85%
Partners Group Holding AG	3.33%
Investor AB, B Shares Class B	2.51%
Total % of Top 10 Holdings	38.58%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

SAR-C000146220-063026

ALPS Global Opportunity Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
AVPEX	Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2026 to June 30, 2026 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST six months?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$67	1.42%*
*	Annualized
Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of June 30, 2026)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class III - NAV	-12.13%	1.43%	8.35%
Morningstar Developed Markets Index*	21.77%	10.95%	12.77%
Red Rocks Global Listed Private Equity Index	-13.62%	0.53%	8.72%
Morningstar Global Markets Mid Cap Index	21.91%	7.86%	10.71%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of June 30, 2026)
Net Assets	$17,968,864
Number of Portfolio Holdings	52
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$42,833

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

3i Group PLC	4.39%
Berkshire Hathaway, Inc.	4.36%
KKR & Co., Inc.	4.34%
Brederode SA	4.06%
Ares Management LP	3.93%
Blackstone, Inc.	3.91%
HgCapital Trust PLC	3.90%
Apollo Global Management, Inc.	3.85%
Partners Group Holding AG	3.33%
Investor AB, B Shares Class B	2.51%
Total % of Top 10 Holdings	38.58%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

SAR-AVPEX-063026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Semi-Annual Report

June 30, 2026

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS Global Opportunity Portfolio

An ALPS Advisors Solution

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morningstar ETF Asset Allocation Series
Schedules of Investments	1
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	13
ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	23
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
ALPS Global Opportunity Portfolio
Schedule of Investments	29
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
Notes to Financial Statements and Financial Highlights	36
Additional Information	46
Changes in and Disagreements with Accountants or Open-End Management Investment Companies	47
Proxy Disclosures for Open-End Management Investment Companies	48
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	49
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	50

alpsfunds.com

Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.48%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	25,220	$1,227,710
Eaton Vance Mortgage Opportunities ETF	12,000	599,880
Eaton Vance Total Return Bond ETF	97,140	4,925,969
iShares® Broad USD High Yield Corporate Bond ETF	32,647	1,208,592
iShares® Core S&P 500® ETF	2,879	2,156,054
iShares® MSCI Emerging Markets ex China ETF	4,490	459,327
iShares® S&P 100 ETF	1,740	636,614
JPMorgan Core Plus Bond ETF	85,565	4,016,421
Schwab Fundamental International Equity ETF	11,767	620,827
Schwab US TIPS ETF	11,325	300,113
SPDR® Portfolio Intermediate Term Corporate Bond ETF	46,420	1,553,213
Vanguard® Core-Plus Bond ETF	24,075	1,867,637
Vanguard® Emerging Markets Government Bond ETF	13,530	909,757
Vanguard® FTSE Developed Markets ETF	4,458	317,633
Vanguard® FTSE Emerging Markets ETF	5,181	309,254
Vanguard® Mega Cap Growth ETF	3,645	320,432
Vanguard® Mortgage-Backed Securities ETF	25,793	1,207,370
Vanguard® Short-Term Bond ETF	23,899	1,861,971
Vanguard® Short-Term Inflation-Protected Securities ETF	12,115	608,536
Vanguard® Small-Cap ETF	1,065	322,823
Vanguard® Total Bond Market ETF	41,890	3,075,145
Vanguard® Total Stock Market ETF	4,588	1,697,744
Total Exchange Traded Funds
(Cost $28,859,745)		30,203,022

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.54%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.581%	474,217	$474,217

Total Short-Term Investments
(Cost $474,217)			474,217

Total Investments - 100.02%
(Total cost $29,333,962)			30,677,239

Liabilities in Excess of Other Assets - (0.02)%			(6,906)

Net Assets - 100.00%			$30,670,333

See Notes to Financial Statements and Financial Highlights.

1 | June 30, 2026

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.18%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	32,430	$1,578,692
Eaton Vance Mortgage Opportunities ETF	10,460	522,895
Eaton Vance Total Return Bond ETF	151,580	7,686,622
iShares® Broad USD High Yield Corporate Bond ETF	42,219	1,562,947
iShares® Core S&P 500® ETF	7,580	5,676,586
iShares® MSCI Emerging Markets ex China ETF	10,935	1,118,650
iShares® S&P 100 ETF	5,945	2,175,097
JPMorgan Core Plus Bond ETF	113,360	5,321,118
Schwab Fundamental International Equity ETF	40,650	2,144,694
Schwab US TIPS ETF	19,740	523,110
SPDR® Portfolio Intermediate Term Corporate Bond ETF	46,765	1,564,757
Vanguard® Core-Plus Bond ETF	27,450	2,129,456
Vanguard® Emerging Markets Government Bond ETF	15,740	1,058,358
Vanguard® FTSE Developed Markets ETF	26,929	1,918,691
Vanguard® FTSE Emerging Markets ETF	17,985	1,073,525
Vanguard® Mega Cap Growth ETF	12,530	1,101,512
Vanguard® Mortgage-Backed Securities ETF	39,760	1,861,166
Vanguard® Short-Term Bond ETF	20,027	1,560,304
Vanguard® Short-Term Inflation-Protected Securities ETF	10,560	530,429
Vanguard® Small-Cap ETF	3,750	1,136,700
Vanguard® Total Bond Market ETF	57,936	4,253,082
Vanguard® Total Stock Market ETF	17,558	6,497,162
Total Exchange Traded Funds
(Cost $46,953,336)		52,995,553

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.85%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.581%	454,995	$454,995

Total Short-Term Investments
(Cost $454,995)			454,995

Total Investments - 100.03%
(Total cost $47,408,331)			53,450,548

Liabilities in Excess of Other Assets - (0.03)%			(18,671)

Net Assets - 100.00%			$53,431,877

See Notes to Financial Statements and Financial Highlights.

2 | June 30, 2026

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.03%
Eaton Vance Total Return Bond ETF	425,025	$21,553,018
iShares® Broad USD High Yield Corporate Bond ETF	46,552	1,723,355
iShares® Core S&P 500® ETF	35,538	26,614,053
iShares® Core S&P® Mid-Cap ETF	24,185	1,864,905
iShares® MSCI Emerging Markets ex China ETF	59,500	6,086,850
iShares® S&P 100 ETF	30,480	11,151,717
JPMorgan Core Plus Bond ETF	345,285	16,207,678
Schwab Fundamental International Equity ETF	223,039	11,767,538
SPDR® Portfolio Intermediate Term Corporate Bond ETF	105,760	3,538,730
Vanguard® Core-Plus Bond ETF	68,880	5,343,421
Vanguard® FTSE Developed Markets ETF	154,712	11,023,230
Vanguard® FTSE Emerging Markets ETF	89,688	5,353,477
Vanguard® Mega Cap Growth ETF	65,200	5,731,732
Vanguard® Mortgage-Backed Securities ETF	73,525	3,441,705
Vanguard® Short-Term Bond ETF	22,097	1,721,577
Vanguard® Short-Term Inflation-Protected Securities ETF	34,550	1,735,446
Vanguard® Small-Cap ETF	21,775	6,600,438
Vanguard® Total Bond Market ETF	146,770	10,774,386
Vanguard® Total Stock Market ETF	77,509	28,681,430
Total Exchange Traded Funds
(Cost $146,681,790)		180,914,686

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.06%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.581%	1,941,164	$1,941,164

Total Short-Term Investments
(Cost $1,941,164)			1,941,164

Total Investments - 100.09%
(Total cost $148,622,954)			182,855,850

Liabilities in Excess of Other Assets - (0.09)%			(159,658)

Net Assets - 100.00%			$182,696,192

See Notes to Financial Statements and Financial Highlights.

3 | June 30, 2026

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.94%
Eaton Vance Total Return Bond ETF	557,185	$28,254,851
iShares® Core S&P 500® ETF	75,415	56,477,539
iShares® Core S&P® Mid-Cap ETF	128,880	9,937,937
iShares® MSCI Emerging Markets ex China ETF	136,280	13,941,444
iShares® S&P 100 ETF	61,940	22,661,988
JPMorgan Core Plus Bond ETF	332,100	15,588,774
Schwab Fundamental International Equity ETF	537,471	28,356,970
Vanguard® Core-Plus Bond ETF	39,400	3,056,487
Vanguard® FTSE Developed Markets ETF	357,957	25,504,436
Vanguard® FTSE Emerging Markets ETF	212,397	12,677,977
Vanguard® Mega Cap Growth ETF	150,260	13,209,357
Vanguard® Small-Cap ETF	55,105	16,703,428
Vanguard® Total Bond Market ETF	126,005	9,250,027
Vanguard® Total Stock Market ETF	179,806	66,535,412
Total Exchange Traded Funds
(Cost $225,433,783)		322,156,627

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.13%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.581%	420,465	$420,465

Total Short-Term Investments
(Cost $420,465)			420,465

Total Investments - 100.07%
(Total cost $225,854,248)			322,577,092

Liabilities in Excess of Other Assets - (0.07)%			(234,884)

Net Assets - 100.00%			$322,342,208

See Notes to Financial Statements and Financial Highlights.

4 | June 30, 2026

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2026 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.97%
Eaton Vance Total Return Bond ETF	150,320	$7,622,727
iShares® Core S&P 500® ETF	62,772	47,009,323
iShares® Core S&P® Mid-Cap ETF	119,245	9,194,982
iShares® MSCI Emerging Markets ex China ETF	135,260	13,837,098
iShares® S&P 100 ETF	53,412	19,541,849
Schwab Fundamental International Equity ETF	495,547	26,145,060
Vanguard® FTSE Developed Markets ETF	387,560	27,613,650
Vanguard® FTSE Emerging Markets ETF	237,435	14,172,495
Vanguard® Mega Cap Growth ETF	149,665	13,157,050
Vanguard® Small-Cap ETF	70,460	21,357,835
Vanguard® Total Stock Market ETF	170,551	63,110,692
Total Exchange Traded Funds
(Cost $174,450,548)		262,762,761

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.08%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.581%	215,308	$215,308

Total Short-Term Investments
(Cost $215,308)			215,308

Total Investments - 100.05%
(Total cost $174,665,856)			262,978,069

Liabilities in Excess of Other Assets - (0.05)%			(123,609)

Net Assets - 100.00%			$262,854,460

See Notes to Financial Statements and Financial Highlights.

5 | June 30, 2026

Morningstar ETF Asset Allocation Series
Statements of Assets and Liabilities	As of June 30, 2026 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$30,677,239	$53,450,548	$182,855,850	$322,577,092	$262,978,069
Receivable for shares sold	11,622	5,487	18,193	14,045	5,413
Dividends receivable	23,561	34,025	89,748	111,855	31,033
Other assets	866	1,414	4,630	8,233	6,497
Total Assets	30,713,288	53,491,474	182,968,421	322,711,225	263,021,012

LIABILITIES:

Payable for shares redeemed	9,230	10,706	149,445	184,375	25,094
Payable to advisor	8,893	18,231	66,751	118,697	96,325
Payable for distribution and service fees	4,707	8,343	26,092	29,210	14,438
Payable for audit fees	9,365	9,365	9,365	9,225	9,365
Payable for trustees’ fees	79	563	1,422	1,824	474
Accrued expenses and other liabilities	10,681	12,389	19,154	25,686	20,856
Total Liabilities	42,955	59,597	272,229	369,017	166,552
Net Assets	$30,670,333	$53,431,877	$182,696,192	$322,342,208	$262,854,460

NET ASSETS CONSIST OF:

Paid-in capital	$29,014,283	$44,582,424	$135,550,183	$199,971,352	$155,225,506
Total distributable earnings	1,656,050	8,849,453	47,146,009	122,370,856	107,628,954
Net Assets	$30,670,333	$53,431,877	$182,696,192	$322,342,208	$262,854,460

Investments, at Cost	$29,333,962	$47,408,331	$148,622,954	$225,854,248	$174,665,856

PRICING OF SHARES:

Class I:
Net Assets	$7,921,573	$13,079,370	$53,599,361	$179,952,948	$191,340,475
Shares of beneficial interest outstanding	706,270	1,291,703	4,487,746	11,854,815	9,805,467
Net assets value, offering and redemption price per share	$11.22	$10.13	$11.94	$15.18	$19.51

Class II:
Net Assets	$22,748,760	$40,352,507	$129,096,831	$142,389,260	$71,513,985
Shares of beneficial interest outstanding	2,042,458	3,675,757	10,624,660	9,643,775	3,725,468
Net assets value, offering and redemption price per share	$11.14	$10.98	$12.15	$14.76	$19.20

See Notes to Financial Statements and Financial Highlights.

6 | June 30, 2026

Morningstar ETF Asset Allocation Series
Statements of Operations	For the Six Months Ended June 30, 2026 (Unaudited)

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:
Dividends	$489,867	$711,588	$1,866,012	$2,532,067	$1,510,945
Total Investment Income	489,867	711,588	1,866,012	2,532,067	1,510,945

EXPENSES:
Investment advisor fee	67,864	118,431	389,975	688,654	548,833
12b-1 fees:
Class II	28,149	50,358	153,274	171,806	82,499
Custodian fees	2,205	1,990	3,951	5,272	4,470
Administration fees	5,225	5,225	5,225	5,225	5,225
Legal fees	1,004	1,648	5,798	10,109	7,982
Audit fees	8,794	8,794	8,794	8,654	8,794
Trustees’ fees and expenses	2,304	4,864	15,655	27,108	20,722
Report to shareholder fees	1,969	2,260	3,768	5,210	3,568
Other expenses	4,703	5,883	10,643	15,097	12,680
Total expenses before waiver/reimbursements	122,217	199,453	597,083	937,135	694,773
Less fees waived/reimbursed by investment advisor
Class I	(3,587)	(2,270)	–	–	–
Class II	(10,580)	(7,380)	–	–	–
Total Net Expenses	108,050	189,803	597,083	937,135	694,773
Net Investment Income	381,817	521,785	1,268,929	1,594,932	816,172

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	979,622	1,454,369	4,318,694	12,446,710	11,226,239
Net change in unrealized appreciation/(depreciation) on investments	(441,583)	840,860	7,933,064	17,481,266	17,674,095
Net Realized and Unrealized Gain on Investments	538,039	2,295,229	12,251,758	29,927,976	28,900,334
Net Increase in Net Assets Resulting from Operations	$919,856	$2,817,014	$13,520,687	$31,522,908	$29,716,506

See Notes to Financial Statements and Financial Highlights.

7 | June 30, 2026

Morningstar Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:

Net investment income	$381,817	$887,514
Net realized gain	979,622	459,637
Net change in unrealized appreciation/(depreciation)	(441,583)	1,107,446
Net increase in net assets resulting from operations	919,856	2,454,597

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(207,368)
Class II	–	(617,098)
Total distributions	–	(824,466)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	701,170	967,254
Issued to shareholders in reinvestment of distributions	–	207,368
Cost of shares redeemed	(429,846)	(386,047)
Net increase from share transactions	271,324	788,575
Class II
Proceeds from sale of shares	4,261,678	5,277,912
Issued to shareholders in reinvestment of distributions	–	617,098
Cost of shares redeemed	(5,880,285)	(6,131,238)
Net decrease from share transactions	(1,618,607)	(236,228)

Net increase/(decrease) in net assets	(427,427)	2,182,478

NET ASSETS:
Beginning of period	31,097,760	28,915,282
End of period	$30,670,333	$31,097,760

OTHER INFORMATION - SHARES:

Class I
Sold	63,637	90,970
Reinvested	–	19,077
Redeemed	(39,091)	(36,212)
Net increase in shares outstanding	24,546	73,835

Class II
Sold	390,768	493,121
Reinvested	–	57,086
Redeemed	(538,585)	(582,804)
Net decrease in shares outstanding	(147,817)	(32,597)

See Notes to Financial Statements and Financial Highlights.

8 | June 30, 2026

Morningstar Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:

Net investment income	$521,785	$1,297,863
Net realized gain	1,454,369	966,618
Net change in unrealized appreciation	840,860	3,434,365
Net increase in net assets resulting from operations	2,817,014	5,698,846

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(1,284,744)
Class II	–	(4,116,874)
Total distributions	–	(5,401,618)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	938,580	1,512,412
Issued to shareholders in reinvestment of distributions	–	1,284,744
Cost of shares redeemed	(472,950)	(782,428)
Net increase from share transactions	465,630	2,014,728
Class II
Proceeds from sale of shares	1,145,819	4,681,743
Issued to shareholders in reinvestment of distributions	–	4,116,874
Cost of shares redeemed	(4,065,434)	(6,472,741)
Net increase/(decrease) from share transactions	(2,919,615)	2,325,876

Net increase in net assets	363,029	4,637,832

NET ASSETS:
Beginning of period	53,068,848	48,431,016
End of period	$53,431,877	$53,068,848

OTHER INFORMATION - SHARES:

Class I
Sold	95,576	151,877
Reinvested	–	134,247
Redeemed	(48,245)	(77,749)
Net increase in shares outstanding	47,331	208,375

Class II
Sold	107,615	440,266
Reinvested	–	396,234
Redeemed	(381,202)	(607,971)
Net increase/(decrease) in shares outstanding	(273,587)	228,529

See Notes to Financial Statements and Financial Highlights.

9 | June 30, 2026

Morningstar Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:

Net investment income	$1,268,929	$3,425,365
Net realized gain	4,318,694	5,832,723
Net change in unrealized appreciation	7,933,064	13,708,418
Net increase in net assets resulting from operations	13,520,687	22,966,506

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(6,155,594)
Class II	–	(15,012,651)
Total distributions	–	(21,168,245)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	2,472,522	4,448,857
Issued to shareholders in reinvestment of distributions	–	6,155,594
Cost of shares redeemed	(2,126,469)	(4,121,533)
Net increase from share transactions	346,053	6,482,918
Class II
Proceeds from sale of shares	6,411,588	11,920,195
Issued to shareholders in reinvestment of distributions	–	15,012,651
Cost of shares redeemed	(9,145,648)	(24,325,124)
Net increase/(decrease) from share transactions	(2,734,060)	2,607,722

Net increase in net assets	11,132,680	10,888,901

NET ASSETS:
Beginning of period	171,563,512	160,674,611
End of period	$182,696,192	$171,563,512

OTHER INFORMATION - SHARES:

Class I
Sold	218,146	388,266
Reinvested	–	559,600
Redeemed	(186,901)	(355,081)
Net increase in shares outstanding	31,245	592,785

Class II
Sold	544,053	985,564
Reinvested	–	1,339,220
Redeemed	(789,061)	(2,057,091)
Net increase/(decrease) in shares outstanding	(245,008)	267,693

See Notes to Financial Statements and Financial Highlights.

10 | June 30, 2026

Morningstar Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:

Net investment income	$1,594,932	$4,781,832
Net realized gain	12,446,710	7,002,541
Net change in unrealized appreciation	17,481,266	34,330,437
Net increase in net assets resulting from operations	31,522,908	46,114,810

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(13,478,927)
Class II	–	(11,295,587)
Total distributions	–	(24,774,514)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	7,163,712	12,335,052
Issued to shareholders in reinvestment of distributions	–	13,478,927
Cost of shares redeemed	(7,710,094)	(11,005,547)
Net increase/(decrease) from share transactions	(546,382)	14,808,432
Class II
Proceeds from sale of shares	3,880,157	6,103,716
Issued to shareholders in reinvestment of distributions	–	11,295,587
Cost of shares redeemed	(11,102,927)	(15,898,787)
Net increase/(decrease) from share transactions	(7,222,770)	1,500,516

Net increase in net assets	23,753,756	37,649,244

NET ASSETS:
Beginning of period	298,588,452	260,939,208
End of period	$322,342,208	$298,588,452

OTHER INFORMATION - SHARES:

Class I
Sold	498,984	897,683
Reinvested	–	989,642
Redeemed	(541,090)	(819,582)
Net increase/(decrease) in shares outstanding	(42,106)	1,067,743

Class II
Sold	280,773	460,899
Reinvested	–	851,212
Redeemed	(794,024)	(1,193,081)
Net increase/(decrease) in shares outstanding	(513,251)	119,030

See Notes to Financial Statements and Financial Highlights.

11 | June 30, 2026

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:

Net investment income	$816,172	$3,061,327
Net realized gain	11,226,239	4,390,352
Net change in unrealized appreciation	17,674,095	31,791,667
Net increase in net assets resulting from operations	29,716,506	39,243,346

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(13,223,122)
Class II	–	(4,887,731)
Total distributions	–	(18,110,853)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	5,405,815	12,166,199
Issued to shareholders in reinvestment of distributions	–	13,223,122
Cost of shares redeemed	(6,054,786)	(7,544,801)
Net increase/(decrease) from share transactions	(648,971)	17,844,520
Class II
Proceeds from sale of shares	5,906,926	3,321,017
Issued to shareholders in reinvestment of distributions	–	4,887,731
Cost of shares redeemed	(5,349,575)	(9,590,946)
Net increase/(decrease) from share transactions	557,351	(1,382,198)

Net increase in net assets	29,624,886	37,594,815

NET ASSETS:
Beginning of period	233,229,574	195,634,759
End of period	$262,854,460	$233,229,574

OTHER INFORMATION - SHARES:

Class I
Sold	297,146	726,352
Reinvested	–	770,129
Redeemed	(333,926)	(450,847)
Net increase/(decrease) in shares outstanding	(36,780)	1,045,634

Class II
Sold	327,286	197,010
Reinvested	–	289,044
Redeemed	(302,557)	(587,344)
Net increase/(decrease) in shares outstanding	24,729	(101,290)

See Notes to Financial Statements and Financial Highlights.

12 | June 30, 2026

Morningstar Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.88		$10.26	$9.97	$9.57	$11.43	$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.15		0.35	0.31	0.25	0.25	0.19
Net realized and unrealized gain/(loss) on investments	0.19		0.58	0.24	0.52	(1.57)	0.11
Total income/(loss) from investment operations	0.34		0.93	0.55	0.77	(1.32)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.31)	(0.26)	(0.26)	(0.18)	(0.20)
From net realized gain	–		–	–	(0.11)	(0.36)	(0.32)
Total distributions	–		(0.31)	(0.26)	(0.37)	(0.54)	(0.52)
Net increase/(decrease) in net asset value	0.34		0.62	0.29	0.40	(1.86)	(0.22)
Net asset value - end of period	$11.22		$10.88	$10.26	$9.97	$9.57	$11.43

Total Return(2)	3.13	%(3)	9.11%	5.52%	8.19%	(11.61)%	2.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$7,922		$7,414	$6,235	$5,808	$5,102	$4,959
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.62	%(4)	0.63%	0.66%	0.66%	0.61%	0.65%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.71	%(4)	3.28%	3.05%	2.53%	2.36%	1.65%
Portfolio turnover rate	64	%(3)	19%	27%	32%	67%	20%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

13 | June 30, 2026

Morningstar Conservative ETF Asset Allocation Portfolio – Class II
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.81		$10.20	$9.91	$9.52	$11.37	$11.59
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.13		0.32	0.28	0.22	0.22	0.16
Net realized and unrealized gain/(loss) on investments	0.20		0.58	0.25	0.52	(1.55)	0.11
Total income/(loss) from investment operations	0.33		0.90	0.53	0.74	(1.33)	0.27

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.29)	(0.24)	(0.23)	(0.16)	(0.17)
From net realized gain	–		–	–	(0.12)	(0.36)	(0.32)
Total distributions	–		(0.29)	(0.24)	(0.35)	(0.52)	(0.49)
Net increase/(decrease) in net asset value	0.33		0.61	0.29	0.39	(1.85)	(0.22)
Net asset value - end of period	$11.14		$10.81	$10.20	$9.91	$9.52	$11.37

Total Return(2)	3.05	%(3)	8.82%	5.29%	7.84%	(11.82)%	2.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$22,749		$23,684	$22,680	$23,403	$26,573	$30,736
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.87	%(4)	0.88%	0.91%	0.91%	0.86%	0.90%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.47	%(4)	3.00%	2.77%	2.23%	2.08%	1.35%
Portfolio turnover rate	64	%(3)	19%	27%	32%	67%	20%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

14 | June 30, 2026

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.59		$9.61	$9.18	$8.58	$10.52	$10.38
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.11		0.28	0.26	0.21	0.21	0.20
Net realized and unrealized gain/(loss) on investments	0.43		0.87	0.50	0.72	(1.49)	0.49
Total income/(loss) from investment operations	0.54		1.15	0.76	0.93	(1.28)	0.69

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.28)	(0.26)	(0.24)	(0.21)	(0.19)
From net realized gain	–		(0.89)	(0.07)	(0.09)	(0.45)	(0.36)
Total distributions	–		(1.17)	(0.33)	(0.33)	(0.66)	(0.55)
Net increase/(decrease) in net asset value	0.54		(0.02)	0.43	0.60	(1.94)	0.14
Net asset value - end of period	$10.13		$9.59	$9.61	$9.18	$8.58	$10.52

Total Return(2)	5.63	%(3)	11.94%	8.20%	10.99%	(12.31)%	6.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$13,079		$11,939	$9,953	$7,967	$6,892	$9,245
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.57	%(4)	0.57%	0.60%	0.60%	0.56%	0.56%
Net expenses after waiver/reimbursements	0.53	%(4)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.20	%(4)	2.78%	2.70%	2.32%	2.17%	1.85%
Portfolio turnover rate	43	%(3)	12%	71%	34%	23%	16%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

15 | June 30, 2026

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.41		$10.34	$9.85	$9.19	$11.21	$11.02
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.10		0.27	0.24	0.19	0.19	0.16
Net realized and unrealized gain/(loss) on investments	0.47		0.94	0.55	0.77	(1.58)	0.55
Total income/(loss) from investment operations	0.57		1.21	0.79	0.96	(1.39)	0.71

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.25)	(0.23)	(0.21)	(0.18)	(0.16)
From net realized gain	–		(0.89)	(0.07)	(0.09)	(0.45)	(0.36)
Total distributions	–		(1.14)	(0.30)	(0.30)	(0.63)	(0.52)
Net increase/(decrease) in net asset value	0.57		0.07	0.49	0.66	(2.02)	0.19
Net asset value - end of period	$10.98		$10.41	$10.34	$9.85	$9.19	$11.21

Total Return(2)	5.48	%(3)	11.70%	7.97%	10.59%	(12.54)%	6.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$40,353		$41,130	$38,478	$45,936	$46,779	$60,783
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.82	%(4)	0.82%	0.85%	0.84%	0.81%	0.81%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.92	%(4)	2.49%	2.33%	2.03%	1.88%	1.43%
Portfolio turnover rate	43	%(3)	12%	71%	34%	23%	16%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

16 | June 30, 2026

Morningstar Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.05		$10.98	$10.23	$9.48	$11.65	$11.10
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.09		0.26	0.24	0.21	0.23	0.21
Net realized and unrealized gain/(loss) on investments	0.80		1.38	0.85	1.01	(1.68)	1.00
Total income/(loss) from investment operations	0.89		1.64	1.09	1.22	(1.45)	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.26)	(0.23)	(0.23)	(0.22)	(0.19)
From net realized gain	–		(1.31)	(0.11)	(0.24)	(0.50)	(0.47)
Total distributions	–		(1.57)	(0.34)	(0.47)	(0.72)	(0.66)
Net increase/(decrease) in net asset value	0.89		0.07	0.75	0.75	(2.17)	0.55
Net asset value - end of period	$11.94		$11.05	$10.98	$10.23	$9.48	$11.65

Total Return(2)	8.05	%(3)	15.07%	10.50%	13.11%	(12.60)%	11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$53,599		$49,237	$42,410	$38,413	$33,315	$38,044
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51	%(4)	0.52%	0.53%	0.54%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.51	%(4)	0.52%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.65	%(4)	2.29%	2.25%	2.13%	2.18%	1.79%
Portfolio turnover rate	41	%(3)	12%	51%	35%	23%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

17 | June 30, 2026

Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.25		$11.16	$10.39	$9.62	$11.81	$11.24
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08		0.23	0.21	0.19	0.20	0.17
Net realized and unrealized gain/(loss) on investments	0.82		1.40	0.87	1.03	(1.71)	1.03
Total income/(loss) from investment operations	0.90		1.63	1.08	1.22	(1.51)	1.20
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.20)	(0.21)	(0.18)	(0.16)
From net realized gain	–		(1.31)	(0.11)	(0.24)	(0.50)	(0.47)
Total distributions	–		(1.54)	(0.31)	(0.45)	(0.68)	(0.63)
Net increase/(decrease) in net asset value	0.90		0.09	0.77	0.77	(2.19)	0.57
Net asset value - end of period	$12.15		$11.25	$11.16	$10.39	$9.62	$11.81

Total Return(2)	8.00	%(3)	14.71%	10.27%	12.82%	(12.88)%	10.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$129,097		$122,327	$118,265	$121,476	$117,564	$145,119
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76	%(4)	0.77%	0.78%	0.79%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.76	%(4)	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.39	%(4)	2.00%	1.95%	1.84%	1.89%	1.45%
Portfolio turnover rate	41	%(3)	12%	51%	35%	23%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

18 | June 30, 2026

Morningstar Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.70		$12.65	$11.61	$10.49	$12.81	$11.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.08		0.25	0.23	0.21	0.24	0.22
Net realized and unrealized gain/(loss) on investments	1.40		2.03	1.29	1.40	(1.90)	1.54
Total income/(loss) from investment operations	1.48		2.28	1.52	1.61	(1.66)	1.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.23)	(0.22)	(0.23)	(0.21)	(0.19)
From net realized gain	–		(1.00)	(0.26)	(0.26)	(0.45)	(0.45)
Total distributions	–		(1.23)	(0.48)	(0.49)	(0.66)	(0.64)
Net increase/(decrease) in net asset value	1.48		1.05	1.04	1.12	(2.32)	1.12
Net asset value - end of period	$15.18		$13.70	$12.65	$11.61	$10.49	$12.81

Total Return(2)	10.80	%(3)	18.15%	12.88%	15.61%	(12.96)%	15.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$179,953		$163,034	$136,987	$122,310	$107,289	$118,634
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50	%(4)	0.50%	0.52%	0.53%	0.52%	0.52%
Net expenses after waiver/reimbursements	0.50	%(4)	0.50%	0.52%	0.53%	0.52%	0.52%
Net investment income after waiver/reimbursements	1.16	%(4)	1.87%	1.85%	1.90%	2.08%	1.74%
Portfolio turnover rate	27	%(3)	14%	27%	35%	26%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

19 | June 30, 2026

Morningstar Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.35		$12.35	$11.34	$10.26	$12.55	$11.46
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.06		0.21	0.19	0.18	0.20	0.18
Net realized and unrealized gain/(loss) on investments	1.35		1.99	1.27	1.36	(1.86)	1.52
Total income/(loss) from investment operations	1.41		2.20	1.46	1.54	(1.66)	1.70

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.20)	(0.19)	(0.20)	(0.18)	(0.16)
From net realized gain	–		(1.00)	(0.26)	(0.26)	(0.45)	(0.45)
Total distributions	–		(1.20)	(0.45)	(0.46)	(0.63)	(0.61)
Net increase/(decrease) in net asset value	1.41		1.00	1.01	1.08	(2.29)	1.09
Net asset value - end of period	$14.76		$13.35	$12.35	$11.34	$10.26	$12.55

Total Return(2)	10.56	%(3)	17.91%	12.67%	15.27%	(13.25)%	14.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$142,389		$135,555	$123,952	$123,674	$114,300	$138,143
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.75	%(4)	0.75%	0.77%	0.78%	0.77%	0.77%
Net expenses after waiver/reimbursements	0.75	%(4)	0.75%	0.77%	0.78%	0.77%	0.77%
Net investment income after waiver/reimbursements	0.89	%(4)	1.58%	1.56%	1.64%	1.80%	1.44%
Portfolio turnover rate	27	%(3)	14%	27%	35%	26%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

20 | June 30, 2026

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$17.29		$15.59	$13.96	$12.40	$15.05	$13.13
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.07		0.26	0.24	0.25	0.29	0.27
Net realized and unrealized gain/(loss) on investments	2.15		2.90	1.85	1.84	(2.22)	2.16
Total income/(loss) from investment operations	2.22		3.16	2.09	2.09	(1.93)	2.43

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.24)	(0.23)	(0.25)	(0.24)	(0.19)
From net realized gain	–		(1.22)	(0.23)	(0.28)	(0.48)	(0.32)
Total distributions	–		(1.46)	(0.46)	(0.53)	(0.72)	(0.51)
Net increase/(decrease) in net asset value	2.22		1.70	1.63	1.56	(2.65)	1.92
Net asset value - end of period	$19.51		$17.29	$15.59	$13.96	$12.40	$15.05

Total Return(2)	12.84	%(3)	20.33%	14.85%	17.10%	(12.92)%	18.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$191,340		$170,198	$137,162	$117,801	$92,533	$97,338
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50	%(4)	0.52%	0.53%	0.54%	0.53%	0.54%
Net expenses after waiver/reimbursements	0.50	%(4)	0.52%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	0.74	%(4)	1.54%	1.58%	1.86%	2.15%	1.83%
Portfolio turnover rate	15	%(3)	14%	35%	37%	23%	18%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

21 | June 30, 2026

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$17.03		$15.38	$13.78	$12.24	$14.87	$12.98
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.04		0.20	0.19	0.20	0.25	0.22
Net realized and unrealized gain/(loss) on investments	2.13		2.86	1.84	1.84	(2.20)	2.15
Total income/(loss) from investment operations	2.17		3.06	2.03	2.04	(1.95)	2.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.19)	(0.20)	(0.22)	(0.20)	(0.16)
From net realized gain	–		(1.22)	(0.23)	(0.28)	(0.48)	(0.32)
Total distributions	–		(1.41)	(0.43)	(0.50)	(0.68)	(0.48)
Net increase/(decrease) in net asset value	2.17		1.65	1.60	1.54	(2.63)	1.89
Net asset value - end of period	$19.20		$17.03	$15.38	$13.78	$12.24	$14.87

Total Return(2)	12.74	%(3)	20.00%	14.58%	16.88%	(13.17)%	18.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$71,514		$63,032	$58,472	$56,826	$51,790	$56,211
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.75	%(4)	0.77%	0.78%	0.79%	0.78%	0.79%
Net expenses after waiver/reimbursements	0.75	%(4)	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	0.48	%(4)	1.23%	1.28%	1.53%	1.90%	1.50%
Portfolio turnover rate	15	%(3)	14%	35%	37%	23%	18%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

22 | June 30, 2026

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	As of June 30, 2026 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 27.21%
Enbridge, Inc.	223,292	$12,108,858
Gibson Energy, Inc.	111,066	2,249,904
Keyera Corp.	147,592	5,928,656
Pembina Pipeline Corp.	151,848	7,025,747
Rockpoint Gas Storage, Inc.	34,360	711,548
South Bow Corp.	134,593	4,741,242
TC Energy Corp.	106,585	7,058,321

Total Canadian Energy Infrastructure Companies
(Cost $30,658,324)		39,824,276

U.S. Energy Infrastructure Companies - 30.54%
Cheniere Energy, Inc.	29,980	7,165,520
DT Midstream, Inc.	52,639	7,724,247
Kinder Morgan, Inc.	235,544	7,530,342
Kinetik Holdings, Inc.	39,013	1,885,888
NextDecade Corp. (1)	85,480	644,519
ONEOK, Inc.	82,237	7,149,685
Select Water Solutions, Inc.	73,070	1,459,938
Targa Resources Corp.	27,422	7,352,935
Venture Global, Inc.	254,140	2,828,578
WaterBridge Infrastructure LLC	27,936	957,367

Total U.S. Energy Infrastructure Companies
(Cost $35,305,425)		44,699,019

U.S. Energy Infrastructure MLPs - 27.10%
Delek Logistics Partners LP	9,875	508,958
Energy Transfer LP	599,412	11,460,757
Enterprise Products Partners LP	281,045	10,331,214
Genesis Energy LP	55,912	792,273
Hess Midstream LP, Class A	82,560	3,104,256
MPLX LP	125,159	7,050,206
NGL Energy Partners LP (1)	59,085	941,224
Western Midstream Partners LP	124,985	5,469,344

Total U.S. Energy Infrastructure MLPs
(Cost $32,674,818)		39,658,232

U.S. General Partners - 14.57%
Antero Midstream Corp.	213,582	4,858,991
Plains GP Holdings LP, Class A	296,064	7,185,473
The Williams Cos., Inc.	124,694	9,269,752

Total U.S. General Partners
(Cost $15,573,016)		21,314,216

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.01%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.581%	11,928	$11,928

Total Short-Term Investments
(Cost $11,928)			11,928

Total Investments - 99.43%
(Total cost $114,223,511)			145,507,671

Other Assets in Excess of Liabilities - 0.57%			841,819

Net Assets - 100.00%			$146,349,490

(1)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

23 | June 30, 2026

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Assets and Liabilities	As of June 30, 2026 (Unaudited)

ASSETS:

Investments, at value	$145,507,671
Foreign currency, at value (Cost $123,608)	123,608
Receivable for investments sold	839,344
Receivable for shares sold	51,009
Dividends receivable	189,865
Other assets	4,338
Total Assets	146,715,835

LIABILITIES:

Payable for investments purchased	123,550
Payable for shares redeemed	72,496
Payable to advisor	86,681
Payable for distribution and service fees	57,657
Payable for audit fees	11,894
Accrued expenses and other liabilities	14,067
Total Liabilities	366,345
Net Assets	$146,349,490

NET ASSETS CONSIST OF:

Paid-in capital	$92,247,485
Total distributable earnings (accumulated losses)	54,102,005
Net Assets	$146,349,490

Investments, at Cost	$114,223,511

PRICING OF SHARES:

Class I:
Net Assets	$9,413,400
Shares of beneficial interest outstanding	605,886
Net assets value, offering and redemption price per share	$15.54

Class III:
Net Assets	$136,936,090
Shares of beneficial interest outstanding	8,842,665
Net assets value, offering and redemption price per share	$15.49

See Notes to Financial Statements and Financial Highlights.

24 | June 30, 2026

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Operations	For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $146,543)	$3,305,528
Total Investment Income	3,305,528

EXPENSES:
Investment advisor fee	500,695
Recoupment of previously waived fees:	12,890
12b-1 fees:
Class III	166,818
Shareholder servicing fees:
Class I	6,601
Class III	166,818
Custodian fees	13,713
Administration fee	5,181
Legal fees	4,612
Audit fees	11,290
Trustees’ fees and expenses	10,720
Report to shareholder fees	3,809
Other expenses	11,034
Total Net Expenses	914,181
Net Investment Income	2,391,347

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	13,251,962
Foreign currency transactions	(11,405)
Net realized gain	13,240,557
Net change in unrealized appreciation/(depreciation) on:
Investments	13,016,173
Translation of assets and liabilities denominated in foreign currencies	(152)
Net change in unrealized appreciation	13,016,021
Net Realized and Unrealized Gain on Investments	26,256,578
Net Increase in Net Assets Resulting from Operations	$28,647,925

See Notes to Financial Statements and Financial Highlights.

25 | June 30, 2026

ALPS | Alerian Energy Infrastructure Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:

Net investment income	$2,391,347	$3,970,483
Net realized gain	13,240,557	13,179,490
Net change in unrealized appreciation/(depreciation)	13,016,021	(10,931,305)
Net increase in net assets resulting from operations	28,647,925	6,218,668

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(1,191,369)
Class III	–	(19,212,012)
Total distributions	–	(20,403,381)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	724,047	1,566,493
Issued to shareholders in reinvestment of distributions	–	1,191,369
Cost of shares redeemed	(526,755)	(3,941,663)
Net increase/(decrease) from share transactions	197,292	(1,183,801)
Class III
Proceeds from sale of shares	25,540,204	20,920,535
Issued to shareholders in reinvestment of distributions	–	19,212,012
Cost of shares redeemed	(34,496,152)	(33,045,243)
Net increase/(decrease) from share transactions	(8,955,948)	7,087,304

Net increase/(decrease) in net assets	19,889,269	(8,281,210)

NET ASSETS:

Beginning of period	126,460,221	134,741,431
End of period	$146,349,490	$126,460,221

OTHER INFORMATION - SHARES:

Class I
Sold	48,112	108,144
Reinvested	–	94,403
Redeemed	(35,256)	(273,754)
Net increase/(decrease) in shares outstanding	12,856	(71,207)

Class III
Sold	1,703,211	1,443,917
Reinvested	–	1,524,762
Redeemed	(2,328,559)	(2,273,149)
Net increase/(decrease) in shares outstanding	(625,348)	695,530

See Notes to Financial Statements and Financial Highlights.

26 | June 30, 2026

ALPS | Alerian Energy Infrastructure Portfolio – Class I
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.59		$14.29	$10.83	$9.92	$8.82	$6.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.27		0.49	0.47	0.43	0.35	0.49
Net realized and unrealized gain on investments	2.68		0.24	4.01	0.98	1.23	2.02
Total income from investment operations	2.95		0.73	4.48	1.41	1.58	2.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.72)	(0.59)	(0.38)	(0.48)	(0.20)
From net realized gain	–		(1.71)	(0.43)	(0.12)	–	–
Total distributions	–		(2.43)	(1.02)	(0.50)	(0.48)	(0.20)
Net increase/(decrease) in net asset value	2.95		(1.70)	3.46	0.91	1.10	2.31
Net asset value - end of period	$15.54		$12.59	$14.29	$10.83	$9.92	$8.82

Total Return(2)	23.43	%(3)	5.09%	41.03%	14.25%	17.84%	38.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$9,413		$7,465	$9,495	$5,611	$3,948	$2,244
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.95	%(4)	0.95%	0.96%	0.99%	0.97%	0.99%
Net expenses after waiver/reimbursements	0.95	%(4)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/ reimbursements	3.70	%(4)	3.38%	3.65%	4.08%	3.41%	5.75%
Portfolio turnover rate	22	%(3)	30%	45%	30%	34%	68%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements and Financial Highlights.

27 | June 30, 2026

ALPS | Alerian Energy Infrastructure Portfolio – Class III
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.57		$14.28		$10.82	$9.90	$8.82	$6.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.24		0.45		0.43	0.40	0.32	0.48
Net realized and unrealized gain on investments	2.68		0.22		3.99	0.97	1.21	1.99
Total income from investment operations	2.92		0.67		4.42	1.37	1.53	2.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.67)		(0.53)	(0.33)	(0.45)	(0.18)
From net realized gain	–		(1.71)		(0.43)	(0.12)	–	–
Total distributions	–		(2.38)		(0.96)	(0.45)	(0.45)	(0.18)
Net increase/(decrease) in net asset value	2.92		(1.71)		3.46	0.92	1.08	2.29
Net asset value - end of period	$15.49		$12.57		$14.28	$10.82	$9.90	$8.82

Total Return(2)	23.23	%(3)	4.66%		40.60%	13.91%	17.32%	37.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$136,936		$118,995		$125,247	$107,645	$114,486	$84,789
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.30	%(4)(5)	1.30	%(4)	1.31%	1.33%	1.32%	1.34%
Net expenses after waiver/reimbursements	1.30	%(4)(5)	1.30	%(4)	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/ reimbursements	3.31	%(5)	3.08%		3.37%	3.81%	3.10%	5.54%
Portfolio turnover rate	22	%(3)	30%		45%	30%	34%	68%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Not annualized.
(4)	Any amount of fees accrued according to the Portfolio’s distribution and shareholder services plans with respect to the Portfolio’s Class III shares, but not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practical. Fees were reimbursed to the Portfolio of less than 0.01% of average net assets of Class III shares for the periods ended June 30, 2026 and December 31, 2025.
(5)	Annualized.

See Notes to Financial Statements and Financial Highlights.

28 | June 30, 2026

ALPS Global Opportunity Portfolio
Schedule of Investments	As of June 30, 2026 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 12.18%
Financials - 12.18%
HarbourVest Global Private Equity, Ltd. (1)	8,740	$388,543
HBM Healthcare Investments AG, Class A	765	223,441
HgCapital Trust PLC	139,870	701,306
Neuberger Private Equity Partners, Ltd.	12,775	244,778
Oakley Capital Investments, Ltd. (1)	49,070	311,088
Patria Private Equity Trust PLC	39,158	318,724

Total Financials		2,187,880

Total Closed-End Funds
(Cost $1,862,524)		2,187,880

Common Stocks - 85.45%
Communication Services - 1.28%
Meta Platforms, Inc., Class A	407	229,260

Consumer Discretionary - 4.17%
Amazon.com, Inc. (1)	960	228,806
D’ieteren Group	690	134,695
Wesfarmers, Ltd.	6,180	386,764

Total Consumer Discretionary		750,265
Consumer Staples - 1.40%
Costco Wholesale Corp.	268	250,706

Financials - 59.79%
3i Group PLC	23,972	788,295
Apollo Global Management, Inc., Class A	5,840	690,930
Ares Management LP, Class A	6,340	705,705
Berkshire Hathaway, Inc., Class B (1)	1,564	782,610
Blackstone, Inc., Class A	5,975	703,078
Blue Owl Capital, Inc.	27,085	236,994
Brederode SA	6,102	729,748
Bridgepoint Group PLC (2)(3)	78,235	272,332
Carlyle Group, Inc.	7,340	309,087
CVC Capital Partners PLC (2)(3)	18,185	264,549
EQT AB	15,580	440,751
Hamilton Lane, Inc., Class A	5,210	410,704
Houlihan Lokey, Inc.	3,340	447,994
ICG PLC	17,765	398,171
Integral Corp.	5,580	94,659
Investor AB, B Shares Class B	10,845	450,622
KKR & Co., Inc., Class A	8,490	779,212
Mastercard, Inc., Class A	370	190,032
Mutares SE & Co. KGaA	13,450	418,506
Partners Group Holding AG	730	597,932

Security Description	Shares	Value
Financials (continued)
Sofina SA	865	$220,307
StepStone Group, Inc., Class A	9,360	387,130
TPG, Inc.	10,520	426,586

Total Financials		10,745,934
Industrials - 10.59%
Carlisle Cos., Inc.	930	337,358
CSW Industrials, Inc.	524	145,829
Diploma PLC	1,435	135,640
Dover Corp.	1,110	248,951
FTAI Aviation, Ltd.	1,370	370,626
IES Holdings, Inc. (1)	283	207,909
Italmobiliare SpA	4,265	136,304
OEM International AB, Class B	18,605	320,940

Total Industrials		1,903,557
Information Technology - 8.22%
Amphenol Corp., Class A	1,020	179,846
Coherent Corp. (1)	265	104,535
Constellation Software, Inc.	107	201,438
GoDaddy, Inc. (1)	1,665	141,325
Intuit, Inc.	320	83,520
Lagercrantz Group AB, B Shares	9,745	256,977
Lam Research Corp.	646	279,931
Microsoft Corp.	610	227,543

Total Information Technology		1,475,115
Total Common Stocks
(Cost $14,270,315)		15,354,837

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.42%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.581%	434,296	$434,296

Total Short-Term Investments
(Cost $434,296)			434,296

Total Investments - 100.05%
(Total cost $16,567,135)			17,977,013

Liabilities in Excess of Other Assets - (0.05)%			(8,149)

Net Assets - 100.00%			$17,968,864

(1)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

29 | June 30, 2026

ALPS Global Opportunity Portfolio
Schedule of Investments (continued)	As of June 30, 2026 (Unaudited)

(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2026, the aggregate value of those securities was $536,881, which represents 2.99% of net assets.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $536,881, representing 2.99% of net assets.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2026	Fund Delivering	U.S. $ Value at June 30, 2026	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	07/17/26	USD	$343,429	GBP	$342,225	$1,204
State Street Bank and Trust Company	09/18/26	USD	$540,553	GBP	$533,233	$7,320
						$8,524

See Notes to Financial Statements and Financial Highlights.

30 | June 30, 2026

ALPS Global Opportunity Portfolio
Statement of Assets and Liabilities	As of June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$17,977,013
Foreign currency, at value (Cost $73)	73
Unrealized appreciation on forward foreign currency contracts	8,524
Receivable for shares sold	7,415
Dividends receivable	37,428
Dividend Reclaim receivable	48,131
Other assets	521
Total Assets	18,079,105

LIABILITIES:

Payable for shares redeemed	55,966
Payable to advisor	9,155
Payable for distribution and service fees	7,330
Payable for audit fees	9,875
Payable for trustees’ fees	45
Accrued expenses and other liabilities	27,870
Total Liabilities	110,241
Net Assets	$17,968,864

NET ASSETS CONSIST OF:

Paid-in capital	$14,972,609
Total distributable earnings (accumulated losses)	2,996,255
Net Assets	$17,968,864

Investments, at Cost	$16,567,135

PRICING OF SHARES:

Class I:
Net Assets	$530,365
Shares of beneficial interest outstanding	51,986
Net assets value, offering and redemption price per share	$10.20

Class III:
Net Assets	$17,438,499
Shares of beneficial interest outstanding	1,573,614
Net assets value, offering and redemption price per share	$11.08

See Notes to Financial Statements and Financial Highlights.

31 | June 30, 2026

ALPS Global Opportunity Portfolio
Statement of Operations	For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12,932)	$225,815
Total Investment Income	225,815

EXPENSES:
Investment advisor fee	83,772
12b-1 fees:
Class III	19,595
Shareholder servicing fees:
Class I	405
Class III	19,595
Custodian fees	10,626
Administration fee	7,120
Legal fees	1,935
Audit fees	9,304
Trustees’ fees and expenses	1,444
Report to shareholder fees	2,390
Other expenses	12,599
Total expenses before waiver/reimbursements	168,785
Less fees waived/reimbursed by investment advisor
Class I	(1,184)
Class III	(39,755)
Total Net Expenses	127,846
Net Investment Income	97,969

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	878,018
Forward foreign currency contracts	(10,851)
Foreign currency transactions	8,460
Net realized gain	875,627
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,129,514)
Forward foreign currency contracts	19,021
Translation of assets and liabilities denominated in foreign currencies	(1,509)
Net change in unrealized depreciation	(3,112,002)
Net Realized and Unrealized Loss on Investments	(2,236,375)
Net Decrease in Net Assets Resulting from Operations	$(2,138,406)

See Notes to Financial Statements and Financial Highlights.

32 | June 30, 2026

ALPS Global Opportunity Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
OPERATIONS:

Net investment income	$97,969	$81,200
Net realized gain	875,627	3,123,774
Net change in unrealized depreciation	(3,112,002)	(2,978,148)
Net increase/(decrease) in net assets resulting from operations	(2,138,406)	226,826

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	–	(57,275)
Class III	–	(1,575,385)
Total distributions	–	(1,632,660)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	14,169	744,576
Issued to shareholders in reinvestment of distributions	–	57,275
Cost of shares redeemed	(54,945)	(1,947,935)
Net decrease from share transactions	(40,776)	(1,146,084)
Class III
Proceeds from sale of shares	1,220,134	3,038,433
Issued to shareholders in reinvestment of distributions	–	1,575,385
Cost of shares redeemed	(1,745,418)	(6,757,086)
Net decrease from share transactions	(525,284)	(2,143,268)

Net decrease in net assets	(2,704,466)	(4,695,186)

NET ASSETS:

Beginning of period	20,673,330	25,368,516
End of period	$17,968,864	$20,673,330

OTHER INFORMATION - SHARES:

Class I
Sold	1,367	58,620
Reinvested	–	5,165
Redeemed	(4,805)	(162,124)
Net decrease in shares outstanding	(3,438)	(98,339)

Class III
Sold	109,450	226,486
Reinvested	–	130,629
Redeemed	(154,314)	(506,429)
Net decrease in shares outstanding	(44,864)	(149,314)

See Notes to Financial Statements and Financial Highlights.

33 | June 30, 2026

ALPS Global Opportunity Portfolio – Class I
Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023 (1)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.38		$12.33	$11.41	$8.83	$16.52	$13.92
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.07		0.03	0.19	0.19	0.18	0.05 (3)
Net realized and unrealized gain/(loss) on investments	(1.25)		0.13	1.94	2.39	(4.87)	3.34
Total income/(loss) from investment operations	(1.18)		0.16	2.13	2.58	(4.69)	3.39

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.91)	(1.21)	–	(1.75)	(0.79)
From net realized gain	–		(0.20)	–	–	(1.25)	–
Total distributions	–		(1.11)	(1.21)	–	(3.00)	(0.79)
Net increase/(decrease) in net asset value	(1.18)		(0.95)	0.92	2.58	(7.69)	2.60
Net asset value - end of period	$10.20		$11.38	$12.33	$11.41	$8.83	$16.52

Total Return(4)	(10.37	)%(5)	1.55%	18.28%	29.22%	(28.68)%	24.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$530		$631	$1,896	$594	$377	$474
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.54	%(6)	1.45%	1.36%	1.34%	1.27%	1.31%
Net expenses after waiver/reimbursements	1.10	%(6)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income after waiver/ reimbursements	1.34	%(6)	0.39%	1.49%	1.88%	1.43%	0.32%
Portfolio turnover rate	10	%(5)	30%	31%	22%	32%	38%

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(4)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements and Financial Highlights.

34 | June 30, 2026

ALPS Global Opportunity Portfolio – Class III

Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023 (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.38		$13.28		$12.21		$9.48		$17.40	$14.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.06		0.04		0.15		0.17		0.13	(0.00	)(3)
Net realized and unrealized gain/(loss) on investments	(1.36)		0.11		2.09		2.56		(5.11)	3.49
Total income/(loss) from investment operations	(1.30)		0.15		2.24		2.73		(4.98)	3.49

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.85)		(1.17)		–		(1.69)	(0.74)
From net realized gain	–		(0.20)		–		–		(1.25)	–
Total distributions	–		(1.05)		(1.17)		–		(2.94)	(0.74)
Net increase/(decrease) in net asset value	(1.30)		(0.90)		1.07		2.73		(7.92)	2.75
Net asset value - end of period	$11.08		$12.38		$13.28		$12.21		$9.48	$17.40

Total Return(4)	(10.50	)%(5)	1.36%		18.01%		28.80%		(28.91)%	23.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$17,438		$20,042		$23,473		$22,600		$22,439	$35,551
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.86	%(6)(7)	1.69	%(6)	1.62	%(6)	1.66	%(6)	1.62%	1.66%
Net expenses after waiver/reimbursements	1.42	%(6)(7)	1.34	%(6)	1.36	%(6)	1.42	%(6)	1.45%	1.45%
Net investment income after waiver/ reimbursements	1.01	%(7)	0.36%		1.11%		1.60%		1.00%	0.00	%(8)
Portfolio turnover rate	10	%(5)	30%		31%		22%		32%	38%

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.
(4)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(5)	Not annualized.
(6)	According to the Portfolio’s shareholder services and 12b-1 plans with respect to the Portfolio’s Class III shares, any amount of fees accrued according to the plans, but not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practical. Fees were reimbursed to the Portfolio for the periods ended June 30, 2026, December 31, 2025, December 31, 2024 and December 31, 2023, respectively, in the amount of 0.03%, 0.11%, 0.09% and 0.03% of average net assets of Class III shares.
(7)	Annualized.
(8)	Less than (0.005%) per share.

See Notes to Financial Statements and Financial Highlights.

35 | June 30, 2026

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Financial Statements and Financial Highlights herein relate to the following seven series of the Trust: the Morningstar Conservative ETF Asset Allocation Portfolio, the Morningstar Income and Growth ETF Asset Allocation Portfolio, the Morningstar Balanced ETF Asset Allocation Portfolio, the Morningstar Growth ETF Asset Allocation Portfolio, the Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS|Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the “Portfolios”). The ALPS|Alerian Energy Infrastructure Portfolio is considered non-diversified under the 1940 Act and may invest a greater portion of its assets in a more limited number of issuers than a diversified portfolio. The Morningstar Portfolios and the ALPS Global Opportunity Portfolio are each considered diversified under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All Shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Portfolio as a whole. The Portfolios’ Treasurer is the CODM for each Portfolio. Each Portfolio’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Portfolio is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Portfolio, against which the CODM assesses performance.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures utilized by the Valuation Designee to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

36 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures utilized by the Valuation Designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

The ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

37 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of the six months ended June 30, 2026:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,203,022	$–	$–	$30,203,022
Short-Term Investments	474,217	–	–	474,217
Total	$30,677,239	$–	$–	$30,677,239

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,995,553	$–	$–	$52,995,553
Short-Term Investments	454,995	–	–	454,995
Total	$53,450,548	$–	$–	$53,450,548

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$180,914,686	$–	$–	$180,914,686
Short-Term Investments	1,941,164	–	–	1,941,164
Total	$182,855,850	$–	$–	$182,855,850

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$322,156,627	$–	$–	$322,156,627
Short-Term Investments	420,465	–	–	420,465
Total	$322,577,092	$–	$–	$322,577,092

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$262,762,761	$–	$–	$262,762,761
Short-Term Investments	215,308	–	–	215,308
Total	$262,978,069	$–	$–	$262,978,069

38 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$39,824,276	$–	$–	$39,824,276
U.S. Energy Infrastructure Companies	44,699,019	–	–	44,699,019
U.S. Energy Infrastructure MLPs	39,658,232	–	–	39,658,232
U.S. General Partners	21,314,216	–	–	21,314,216
Short-Term Investments	11,928	–	–	11,928
Total	$145,507,671	$–	$–	$145,507,671

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$924,747	$1,263,133	$–	$2,187,880
Common Stocks	9,307,645	6,047,192	–	15,354,837
Short-Term Investments	434,296	–	–	434,296
Total	$10,666,688	$7,310,325	$–	$17,977,013

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$8,524	$–	$8,524
TOTAL	$–	$8,524	$–	$8,524

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the six months ended June 30, 2026.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months ended June 30, 2026, each Portfolio did not have a liability for any unrecognized tax benefit. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of, and during the six months ended June 30, 2026, the Portfolios did not recognize interest and penalties related to tax liabilities.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to Shareholders are recorded by each Portfolio on the ex-dividend date.

39 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the ALPS | Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of Shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to Shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio Shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Selected Risks

In the normal course of business, each Portfolio’s investment activities expose it to various types of risks associated with the financial instruments and markets in which it invests. Significant types of financial risks the Portfolios are exposed to include market risk, equity securities risk, concentration risk and non-U.S. securities risk. Each Portfolio’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of June 30, 2026, none of the Portfolios held more than 25% of its assets in other investment companies. The financial statements of all the underlying investment companies, including the portfolio of investments, are included in their respective NCSR filings, available at www.sec.gov and should be read in conjunction with the Portfolio’s financial statements, though this information is not incorporated herein by reference.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Portfolio. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.

40 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments insecurities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The ALPS Global Opportunity Portfolio engaged in currency transactions with counterparties during the six months ended June 30, 2026 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolios’ as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statement of Assets and Liabilities and the Statement of Operations as of June 30, 2026:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward contracts	$8,524	Unrealized depreciation on forward contracts	$-
Total		$8,524		$-

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts	$(10,851)	Change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$19,021
Total		$(10,851)		$19,021

The forward foreign currency contract’s average volume for the ALPS Global Opportunity Portfolio during the six months ended June 30, 2026 was $1,034,807.

41 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2026.

The tax character of the distributions paid during the year ended December 31, 2025, was as follows:

2025	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$824,466	$–	$824,466
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,681,797	3,719,821	5,401,618
Morningstar Balanced ETF Asset Allocation Portfolio	4,922,975	16,245,270	21,168,245
Morningstar Growth ETF Asset Allocation Portfolio	6,317,247	18,457,267	24,774,514
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	4,634,861	13,475,992	18,110,853
ALPS | Alerian Energy Infrastructure Portfolio	6,255,817	14,147,564	20,403,381
ALPS Global Opportunity Portfolio	1,320,215	312,445	1,632,660

As of June 30, 2026, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$29,760,054	$1,108,463	$(191,278)	$917,185
Morningstar Income and Growth ETF Asset Allocation Portfolio	47,926,485	5,743,959	(219,896)	5,524,063
Morningstar Balanced ETF Asset Allocation Portfolio	149,574,603	33,838,771	(557,524)	33,281,247
Morningstar Growth ETF Asset Allocation Portfolio	225,908,713	97,293,012	(624,633)	96,668,379
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	174,716,750	88,392,753	(131,434)	88,261,319
ALPS | Alerian Energy Infrastructure Portfolio	109,870,699	37,058,140	(1,421,168)	35,636,972
ALPS Global Opportunity Portfolio	16,621,028	3,820,237	(2,464,252)	1,355,985

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and adjustments from partnership basis. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2026.

42 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the six months ended June 30, 2026, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$19,122,350	$19,966,192
Morningstar Income and Growth ETF Asset Allocation Portfolio	22,778,137	24,252,967
Morningstar Balanced ETF Asset Allocation Portfolio	62,556,701	63,766,615
Morningstar Growth ETF Asset Allocation Portfolio	81,149,180	84,322,802
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	41,382,052	38,057,268
ALPS | Alerian Energy Infrastructure Portfolio	31,835,162	38,951,043
ALPS Global Opportunity Portfolio	1,695,966	2,411,134

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of June 30, 2026, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

43 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio have each adopted a shareholder services plan with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2027
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2027
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2027
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2027
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2027
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2027
ALPS Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2027

The Adviser and Sub-Adviser (as applicable) of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

At June 30, 2026, the available recoupable balances are as follows:

Portfolio	Expires 2026	Expires 2027	Expires 2028	Expires 2029	Total
Morningstar Conservative ETF Asset Allocation	$21,460	$38,706	$28,332	$14,167	$102,665
Morningstar Income and Growth ETF Asset	21,088	34,563	19,047	9,650	84,348
Morningstar Balanced ETF Asset Allocation Portfolio	–	–	–	–	–
Morningstar Growth ETF Asset Allocation Portfolio	–	–	–	–	–
Morningstar Aggressive Growth ETF Asset Allocation	–	–	–	–	–
ALPS I Alerian Energy Infrastructure Portfolio	25,325	11,103	–	–	36,428
ALPS Global Opportunity Portfolio	26,589	66,243	77,641	40,939	211,412

44 | June 30, 2026

ALPS Variable Investment Trust
Notes to Financial Statements and Financial Highlights	June 30, 2026 (Unaudited)

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of June 30, 2026, there were three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective January 1, 2026, each Independent Trustee receives an annual retainer of $40,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board, the Audit Committee Chairman and the Chairman of the Nominating and Governance Committee receive an additional annual retainer of $15,000 and $7,500, and $3,000 respectively.

8. RELATED PARTY TRANSACTIONS

The Portfolios may engage in cross trades between each other pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Cross trades between portfolios for the six months ended June 30, 2026 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$318,104	$(1,823)
Morningstar Income and Growth ETF Asset Allocation Portfolio	–	356,291	(34,019)
Morningstar Balanced ETF Asset Allocation Portfolio	–	123,089	(7,744)
Morningstar Growth ETF Asset Allocation Portfolio	(1,330,251)	–	–
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	–	532,768	20,017

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

45 | June 30, 2026

ALPS Variable Investment Trust
Additional Information	June 30, 2026 (Unaudited)

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

46 | June 30, 2026

ALPS Variable Investment Trust
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	June 30, 2026 (Unaudited)

Not applicable for this reporting period.

47 | June 30, 2026

ALPS Variable Investment Trust
Proxy Disclosures for Open-End Management Investment Companies	June 30, 2026 (Unaudited)

Not applicable for this reporting period.

48 | June 30, 2026

ALPS Variable Investment Trust
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	June 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2026:

	Aggregate Regular Compensation from the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Jeremy W. Deems	$44,750	$-	$44,750
Scott Wentsel	35,000	-	35,000
Robert D. McClure(1)	-	-	-
Total	$79,750	$-	$79,750

(1)	Mr. McClure is deemed an “Interest Trustee” by virtue of his current relationship with ALPS Advisors, Inc.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

49 | June 30, 2026

ALPS Variable Investment Trust
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2026 (Unaudited)

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI with respect to each series of the ALPS Variable Investment Trust (each a “Portfolio”) and the sub-advisory agreement with respect to the Morningstar Portfolios (collectively, the “Advisory Agreements”), legal counsel to the Trustees of the Board of Trustees of ALPS Variable Investment Trust (the “Board”) who are not “interested persons” of the ALPS Variable Investment Trust (the “Independent Trustees”) requested certain information from ALPS Advisors, Inc. (“AAI”) and Morningstar Investment Management LLC (“Morningstar” or the “Sub-Adviser”). In response to these requests, the Board received reports from AAI and Morningstar that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met with representatives of AAI and Morningstar and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the agreements.

In approving AAI as the Portfolios’ investment adviser and Morningstar as the Morningstar Portfolios’ sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

At a meeting on June 10, 2026, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar for the maximum period permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of the Morningstar Conservative ETF Asset Allocation Portfolio (the “Morningstar Conservative Portfolio”), Morningstar Income and Growth ETF Asset Allocation Portfolio (the “Morningstar Income and Growth Portfolio”), Morningstar Balanced ETF Asset Allocation Portfolio (the “Morningstar Balanced Portfolio”), Morningstar Growth ETF Asset Allocation Portfolio (the “Morningstar Growth Portfolio”), and Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the “Morningstar Aggressive Portfolio” and, together with the Morningstar Conservative Portfolio, Morningstar Income and Growth Portfolio, Morningstar Balanced Portfolio, and Morningstar Growth Portfolio, the “Morningstar Portfolios”).

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Morningstar, the Trustees, including the Independent Trustees, considered the following factors with respect to the Morningstar Portfolios:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, including investment sub-adviser selection, evaluation, and monitoring and trade execution and the portfolio management services provided by Morningstar, in light of the investment objective of each Morningstar Portfolio. The Board also considered the portfolio management team’s demonstrated consistency in investment approach for the Morningstar Portfolios, and took note of the degree of portfolio overlap across the various Morningstar Portfolios. The Board reviewed the background and experience of (i) the current AAI personnel responsible for evaluating and monitoring each Morningstar Portfolio and (ii) the Portfolio management personnel of Morningstar responsible for managing the investments of each Morningstar Portfolio. The Board also considered the compliance structure of AAI and Morningstar. Finally, the Board considered the Board’s and the Trust’s association with the current advisory oversight personnel employed by AAI, the relationships those AAI personnel maintain with Morningstar, and the ability of those personnel to evaluate the services provided by Morningstar.

The Board concluded that the nature, extent, and quality of the services provided by AAI and Morningstar to the Morningstar Portfolios were appropriate and consistent with the terms of the respective agreements and that each Morningstar Portfolio and its shareholders were likely to benefit from the services provided under the agreements. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by Morningstar had been consistent and that AAI and Morningstar have sufficient personnel, with the appropriate education and experience, to serve each Morningstar Portfolio effectively.

50 | June 30, 2026

ALPS Variable Investment Trust
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2026 (Unaudited)

Investment Performance

The Board reviewed the performance of each Morningstar Portfolio over the one-year, three-year, five-year, and ten-year periods ended March 31, 2026. The Board considered information from an independent research provider (the “Data Provider”) regarding the performance of each Morningstar Portfolio relative to its performance peer group. The Board also received and considered the quarterly commentaries from AAI and Morningstar regarding the performance of each Morningstar Portfolio.

The Board noted that as of March 31, 2026:

(i) each class of the Morningstar Conservative Portfolio underperformed relative to its peer group median over each period;

(ii) with respect to the Morningstar Income and Growth Portfolio, each class of the Portfolio outperformed relative to its peer group median over each period.

(iii) with respect to the Morningstar Balanced Portfolio, each class of the Portfolio outperformed relative to its peer group median over each period.

(iv) with respect to the Morningstar Growth Portfolio, each class of the Portfolio outperformed relative to its peer group median over each period, except Class I, which had performance equal to the peer group median for the ten-year period.

(v) with respect to the Morningstar Aggressive Portfolio, each class of the Portfolio outperformed relative to its peer group median over each period.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Morningstar Portfolio to AAI and the fees paid by AAI to Morningstar. The Board took note of the fact that Morningstar is paid by AAI and not directly by each Morningstar Portfolio. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI (and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Morningstar Portfolios, after taking into account agreements to waive fees and/or reimburse expenses, and (ii) Morningstar’s stated fee schedule. In connection therewith, the Board noted Morningstar’s statements regarding the range of services that are provided in its capacity as sub-adviser to the Morningstar Portfolios.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s and Morningstar’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Morningstar Portfolios or with respect to the sub-advisory fees payable by AAI to Morningstar.

The Board noted that each Morningstar Portfolio’s gross advisory fees were higher, and in some cases significantly higher, when compared with the median of the gross advisory fees charged to similar open-end funds in the peer group, taking into account management and non-management fees for certain Morningstar Portfolios. With respect to the Morningstar Portfolios’ total net expense ratios, the Board noted that the Data Provider report included comparisons of the Morningstar Portfolios’ total next expense ratios both with acquired fund fees and expenses (“AFFE”) and excluding AFFE. The Board noted that when AFFE is excluded each Morningstar Portfolio’s total net expense ratio was higher than the peer group median, but that when AFFE is included, the Morningstar Portfolios’ rankings are generally more favorable.

The Board concluded that both the (i) gross advisory fees payable by each Morningstar Portfolio to AAI and the fees payable by AAI to Morningstar; and (ii) total net expenses borne by each Morningstar Portfolio, were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Profitability and Costs of Services to Investment Advisers

The Board reviewed the profitability analyses provided by both AAI and Morningstar. The Board considered the profitability to AAI of its overall relationship with the Morningstar Portfolios, which included fees payable to AAI for investment advisory services. The Board concluded that the profits attributable to the services provided by AAI to each Morningstar Portfolio were not excessive.

51 | June 30, 2026

ALPS Variable Investment Trust
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2026 (Unaudited)

The Board also considered the profitability of Morningstar’s overall relationship with the Morningstar Portfolios, which included fees payable to Morningstar by AAI for sub-advisory services. In light of the foregoing, the Board concluded that the profits attributable to the services provided by Morningstar to each Morningstar Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and Morningstar, as well as the asset size of each Morningstar Portfolio, and concluded that, as the assets of each Morningstar Portfolio increase, there may be future opportunities for sharing the benefits of economies of scale between AAI and Morningstar on one hand, and each Portfolio on the other hand, but none were identified at this time.

Other Benefits

The Board also considered AAI’s and Morningstar’s statements regarding potential “fall-out” benefits that AAI and Morningstar might receive in connection with their association with the Morningstar Portfolios. The Board concluded that there were no material incidental benefits accruing to AAI or Morningstar in connection with their relationship with the Morningstar Portfolios.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services and Morningstar’s compensation for investment sub-advisory services are consistent with the best interests of each Morningstar Portfolio and its shareholders and determined to renew the Advisory Agreements with respect to the Morningstar Portfolios.

ALERIAN PORTFOLIO

At a meeting on June 10, 2026, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI for the maximum period permitted under the 1940 Act with respect to the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”).

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Alerian Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI in light of the investment objective of the Alerian Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Alerian Portfolio. The Board reviewed the background and experience of the current AAI personnel responsible for the management of the Alerian Portfolio. The Board also considered the compliance structure of AAI. Finally, the Trustees considered the Board’s and the Trust’s familiarity with the current advisory personnel employed by AAI and the relationships those AAI personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Alerian Portfolio were appropriate and consistent with the terms of the Investment Advisory Agreement and that the Alerian Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent, and that AAI would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively.

Investment Performance

The Board reviewed the performance of the Alerian Portfolio for the one-year, three-year, five-year, and ten-year periods ended March 31, 2026. The Board considered information from an independent research provider regarding the performance of the Alerian Portfolio relative to its performance peer group. The Board also received and considered the quarterly reports from AAI regarding the performance of the Alerian Portfolio.

The Board noted that the performance of the Alerian Portfolio, for both share classes, outperformed relative to its peer group median for the one-year, three-year, and ten-year periods ended March 31, 2026, and that each class of the Portfolio underperformed relative to its peer group median during the five-year period.

52 | June 30, 2026

ALPS Variable Investment Trust
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2026 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to AAI under the Investment Advisory Agreement. In its review, the Board considered information about, among other things, (i) the rates of compensation paid to AAI and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, (ii) the fees charged by AAI to other comparable client accounts, and (iii) the asset size of the Alerian Portfolio relative to its peers.

The Board also noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies were not indicative of any unreasonableness with respect to the advisory fees payable by the Alerian Portfolio.

The Board noted that, for both classes, the Alerian Portfolio’s contractual advisory fee and total net expense ratios were lower than the peer group median. The Board concluded that both the (i) contractual advisory fees payable by the Alerian Portfolio to AAI and (ii) total net expenses borne by the Alerian Portfolio were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis provided by AAI. The Board considered whether the provision of services by AAI to the Alerian Portfolio was profitable to AAI. In light of the foregoing, the Board concluded that the profits (if any) attributable to the services provided by AAI to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the potential “fall-out” benefits that AAI might receive in connection with its association with the Alerian Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Alerian Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Alerian Portfolio and its shareholders and determined to renew the Advisory Agreement with respect to the Alerian Portfolio.

GLOBAL OPPORTUNITY PORTFOLIO

At a meeting on June 10, 2026, the Board, including a majority of the Independent Trustees, approved the continuation of the Investment Advisory Agreement with AAI for the maximum period permitted under the 1940 Act with respect to the ALPS Global Opportunity Portfolio (the “Global Opportunity Portfolio”).

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Global Opportunity Portfolio:

Nature, Extent, and Quality of the Services Provided

The Board considered the nature, extent, and quality of the services provided by AAI, in light of the investment objective of the Global Opportunity Portfolio. The Board reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Global Opportunity Portfolio. The Board reviewed: (i) the background and experience of the current AAI personnel responsible for the evaluation and monitoring for the Global Opportunity Portfolio; and (ii) the portfolio management personnel of AAI responsible for managing the investments of the Global Opportunity Portfolio.

The Board concluded that the nature, extent, and quality of the services provided by AAI to the Global Opportunity Portfolio was appropriate and consistent with the terms of the Investment Advisory Agreement, and that the Global Opportunity Portfolio and its shareholders were likely to benefit from services provided under the agreement. The Board also concluded that the quality of the services provided by the senior advisory personnel employed by AAI had been consistent and that the investment adviser had sufficient personnel, with the appropriate education and experience, to serve the Global Opportunity Portfolio effectively.

53 | June 30, 2026

ALPS Variable Investment Trust
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	June 30, 2026 (Unaudited)

Investment Performance

The Board reviewed the performance of the Global Opportunity Portfolio for the one-year, three-year, five-year, and ten-year periods ended March 31, 2026. The Board considered information from an independent research provider regarding the performance of the Global Opportunity Portfolio relative to its performance peer group. The Board considered the limitations on the comparability of performance information for related funds and accounts. The Board also received and considered the quarterly reports from AAI regarding the performance of the Global Opportunity Portfolio.

The Board noted that, as of March 31, 2026, each class of the Portfolio underperformed relative to its peer group median over one-year period and had performance equal to the peer group median over the three-year period; Class I outperformed relative to its peer group median over the five-year period and underperformed relative to its peer group median over the ten-year period; and Class III had performance equal to its peer group median over the five-year and ten-year periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Global Opportunity Portfolio to AAI under the agreement. In its review, the Board considered information about, among other things, (i) the rate of compensation paid to AAI and overall expense ratios for open-end mutual funds comparable in character (such as asset size) and investment strategy to the Global Opportunity Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by AAI to other comparable client accounts.

The Board noted that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing comparable strategies, as applicable, were not indicative of any unreasonableness with respect to the advisory fees payable by the Global Opportunity Portfolio.

The Board noted that, as of March 31, 2026, the Global Opportunity Portfolio’s contractual advisory fee for each class of the Portfolio was equal to the peer group median and the total net expense ratio was lower than the peer group median. The Board concluded that both the (i) contractual advisory fee payable by the Global Opportunity Portfolio to AAI, and (ii) the Portfolio’s total net expense ratios, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds and the fees AAI charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed the profitability analysis prepared by AAI. The Board considered whether the provision of services by AAI to the Global Opportunity Portfolio was profitable to AAI. The Board concluded that the profits, if any, attributable to the services provided by AAI to the Global Opportunity Portfolio were not excessive.

Economies of Scale

The Board reviewed certain information provided by AAI, as well as the asset size of each Morningstar Portfolio, and concluded that, as the assets of the Global Opportunity Portfolio increase, there may be opportunity for sharing the benefits of economies of scale between AAI and the Global Opportunity Portfolio.

Other Benefits

The Board also considered the potential “fall-out” benefits (including the receipt of research products and services from unaffiliated brokers, if any) that AAI might receive in connection with its association with the Global Opportunity Portfolio. The Board concluded that there were no material incidental benefits accruing to AAI in connection with its relationship with the Global Opportunity Portfolio.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services are consistent with the best interests of the Global Opportunity Portfolio and its shareholders.

54 | June 30, 2026

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS Variable Investment Trust

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	September 2, 2026

By:	/s/ Gina Meyer
Gina Meyer
Treasurer (Principal Financial Officer)

Date:	September 2, 2026